FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2016 and December 31, 2015 are as follows:

	2016	2016	2015	2015
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	210,773	210,773	102,617	102,617
Restricted cash	69,908	69,908	48,872	48,872
Liabilities
Long term debt - floating	886,467	886,467	761,739	761,739
Long term debt - convertible bond	120,000	172,399	165,500	167,815
Long term debt - sellers credit	—	—	4,739	4,739

Fair Value Hierarchy of Financial Instruments
The fair value hierarchy of our financial instruments at June 30, 2016 is as follows:

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	210,773	210,773	—	—
Restricted cash	69,908	69,908	—	—
Liabilities
Long term debt - floating	886,467	—	886,467	—
Long term debt - convertible bond	120,000	—	120,000	—

The fair value hierarchy of our financial instruments at December 31, 2015 is as follows:

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	102,617	102,617	—	—
Restricted cash	48,872	48,872	—	—
Liabilities
Long term debt - floating	761,739	—	761,739	—
Long term debt - convertible bond	165,500	—	165,500	—
Long term debt - sellers credit	4,739	—	—	4,739